Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Geographic Information [Abstract]
Schedule of property and equipment, net and operating lease right-of-use assets
	December 31,
	2021	2022

Israel	$5,842	$10,982
United States	1,699	1,759
Japan	5	541

Total property and equipment, net and right-of-use assets	$7,546	$13,281